Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Jun. 30, 2013
Registrant Name	dei_EntityRegistrantName	CUTLER TRUST
CIK	dei_EntityCentralIndexKey	0000892568
Amendment	dei_AmendmentFlag	false
Creation Date	dei_DocumentCreationDate	Oct. 28, 2013
Effective Date	dei_DocumentEffectiveDate	Nov. 01, 2013
Prospectus Date	rr_ProspectusDate	Nov. 01, 2013
Cutler Equity Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY CUTLER EQUITY FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Equity Fund (the “Equity Fund”) is current income and long-term capital appreciation.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Equity Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Equity Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Equity Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Equity Fund’s performance. During the most recent fiscal year, the Equity Fund’s portfolio turnover rate was 8% of the average value of its portfolio (see footnote (c) on page 43).

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	8.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Equity Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Equity Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Equity Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE EQUITY FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

In seeking to meet its investment objective, the Equity Fund expects that under normal conditions at least 80% of its assets will be invested in a diversified portfolio of common stocks according to the investment style of the Fund’s investment adviser, Cutler Investment Counsel, LLC (the “Adviser”). For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Equity Fund is not currently permitted to do so). The Adviser chooses investments in common stocks based on its judgment of fundamental value, which emphasizes stocks that the Adviser judges to have favorable dividend yields and growth prospects relative to comparable companies. Factors deemed particularly relevant in determining fundamental value include:

• earnings

• dividend and market price histories

• balance sheet characteristics

• perceived management skills

Changes in economic and political outlooks, as well as corporate developments affecting individual companies, can influence specific security prices. The Equity Fund typically invests in stocks of companies that have a total market capitalization of at least $10 billion and, in the Adviser’s opinion, have institutional ownership that is sufficiently broad to provide adequate liquidity suitable to the Fund’s holdings.

The Adviser uses both “top-down” and “bottom-up” approaches, and investment selections are made using a fundamental approach. Top-down research involves the study of economic trends in the domestic and global economy, such as the fluctuation in interest or unemployment rates. These factors help to identify industries and sectors with the potential to outperform as a result of major economic developments. Bottom-up research involves detailed analysis of specific companies. Important factors include industry characteristics, profitability, growth dynamics, industry positioning, strength of management, valuation and expected return for the foreseeable future. Particular attention is paid to a company’s ability to pay or increase its current dividend.

The Adviser will sell securities for any one of three possible reasons:

• When another company is found by the Adviser to have a higher current dividend yield or better potential for capital appreciation and dividend growth.

• If the industry moves in an unforeseen direction that negatively impacts the positioning of a particular investment or if the company’s strategy, execution or industry positioning itself deteriorates. The Adviser develops specific views on how industries are likely to evolve and how individual companies will participate in industry growth and change.

• If the Adviser believes that a company’s management is not acting in a forthright manner.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE EQUITY FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

There is no assurance that the Equity Fund will achieve its investment objective. The Equity Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Equity Fund may be worth less than its original cost. The Equity Fund, by itself, does not provide a complete investment program.

Stock Market Risk

All investments made by the Equity Fund have some risk. Among other things, the market value of any security in which the Equity Fund may invest is based upon the market’s perception of value and not necessarily the book value of an issuer or other objective measures of the issuer’s worth.

The Equity Fund may be an appropriate investment if you are seeking long-term growth in your investment and are willing to tolerate significant fluctuations in the value of your investment in response to changes in the market value of the stocks the Fund holds. This type of market movement may affect the price of the securities of a single issuer, a segment of the domestic stock market or the entire market. The investment style utilized for the Equity Fund could fall out of favor with the market.

Management Risk

Because the Equity Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Equity Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Equity Fund.

Large-Cap Company Risk

The Equity Fund may invest in large capitalization (“large-cap”) companies. Large-cap companies may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended period of economic expansion.

Mid-Cap Company Risk

The Equity Fund may invest in mid-capitalization (“mid-cap”) companies. Mid-cap companies often involve higher risks than large-cap companies because these companies may lack the financial resources, product diversification and competitive strengths of larger companies. In addition, the frequency and volume of the trading of securities of mid-cap companies is substantially less than is typical of larger companies. Therefore, the securities of mid-cap companies may be subject to greater price fluctuations. Mid-cap companies also may not be widely followed by investors, which can lower the demand for their stock.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:

• The stock market goes down

• The stock market undervalues the stocks in the Equity Fund’s portfolio

• The Adviser’s judgment as to the value of the Equity Fund’s stocks proves to be mistaken

May Lose Money	rr_RiskLoseMoney	In summary, but not inclusive of all possible risks, you could lose money on your investment in the Equity Fund, or the Fund could underperform other investments, if any of the following occurs:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Equity Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. How the Equity Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Equity Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-CUTLER4 (1-888-288-5374)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Equity Fund has performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Equity Fund’s 2013 year-to-date total return through September 30, 2013 is 18.43%.

During the periods shown in the bar chart, the highest quarterly return was 15.58% during the quarter ended June 30, 2003 and the lowest quarterly return was -18.66% during the quarter ended December 31, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	18.43%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Dec. 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(18.66%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Cutler Equity Fund | Standard & Poor's 500 Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	16.00%
5 Years	rr_AverageAnnualReturnYear05	1.66%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Cutler Equity Fund | Cutler Equity Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALEX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	0.06%
Other Expenses	rr_OtherExpensesOverAssets	0.34%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.15%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	117
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	365
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	633
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	1,398
2003	rr_AnnualReturn2003	24.67%
2004	rr_AnnualReturn2004	7.34%
2005	rr_AnnualReturn2005	3.46%
2006	rr_AnnualReturn2006	17.33%
2007	rr_AnnualReturn2007	5.15%
2008	rr_AnnualReturn2008	(28.67%)
2009	rr_AnnualReturn2009	19.56%
2010	rr_AnnualReturn2010	17.11%
2011	rr_AnnualReturn2011	7.64%
2012	rr_AnnualReturn2012	9.44%
1 Year	rr_AverageAnnualReturnYear01	9.44%
5 Years	rr_AverageAnnualReturnYear05	3.31%
10 Years	rr_AverageAnnualReturnYear10	7.23%
Cutler Equity Fund | Cutler Equity Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	9.21%
5 Years	rr_AverageAnnualReturnYear05	3.03%
10 Years	rr_AverageAnnualReturnYear10	6.92%
Cutler Equity Fund | Cutler Equity Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	6.43%
5 Years	rr_AverageAnnualReturnYear05	2.78%
10 Years	rr_AverageAnnualReturnYear10	6.29%
Cutler Fixed Income Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return	rr_RiskReturnHeading	RISK/RETURN SUMMARY CUTLER FIXED INCOME FUND
Investment objective:	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Investment objective	rr_ObjectivePrimaryTextBlock	The investment objective of the Cutler Fixed Income Fund (the “Fixed Income Fund”) is to seek to achieve high income over the long-term.
Fees and expenses of the fund:	rr_ExpenseHeading	FEES AND EXPENSES
Fees and expenses of the fund, narrative	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you will pay if you buy and hold shares of the Fixed Income Fund.
Shareholder fees, caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Annual fund operating expenses, heading	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio turnover, heading	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio turnover, narrative	rr_PortfolioTurnoverTextBlock

The Fixed Income Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fixed Income Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fixed Income Fund’s performance. During the most recent fiscal period ended June 30, 2013, the Fixed Income Fund’s portfolio turnover rate was 34%.

Portfolio Turnover Rate	rr_PortfolioTurnoverRate	34.00%
Example, heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fixed Income Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fixed Income Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fixed Income Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES OF THE FIXED INCOME FUND
Strategy, Narrative	rr_StrategyNarrativeTextBlock

The Fixed Income Fund invests principally in a diversified portfolio of investment grade fixed income securities that are believed to generate a high level of current income. The Fixed Income Fund normally invests in investment grade fixed income securities consisting primarily of obligations issued by the U.S. Government, agencies of the U.S. Government, instruments related to U.S. Government securities and U.S. corporate debt securities. The Adviser considers these types of securities to be the Fixed Income Fund’s core holdings. In seeking to meet its investment objective, the Fixed Income Fund expects that under normal conditions at least 80% of its assets will be invested in fixed income securities. For purposes of this policy, “assets” shall mean net assets plus the amount of any borrowings for investment purposes (although the Fixed Income Fund is not currently permitted to do so).

An investment grade security is one which is rated investment grade by either Moody’s Investors Service, Inc. (“Moody’s”), Standard & Poor’s (“S&P”) or Fitch Ratings (“Fitch”), or an unrated security that the Adviser believes to be of comparable quality. The Fixed Income Fund may invest in:

• United States Treasury obligations, including T-bills, notes, bonds, inflation-indexed bonds and other debt obligations issued by the U.S. Treasury, and obligations of U.S. Government Agencies that are backed by the full faith and credit of the U.S. Government. Such U.S. Government Agencies include the Private Export Funding Corporation, Overseas Private Investment Corporation, Small Business Administration, Government National Mortgage Association (GNMA), Department of Housing and Urban Development and U.S. Maritime Administration.

• Securities issued or guaranteed by agencies and instrumentalities of the U.S. Government, but not explicitly backed by the full faith and credit of the U.S. Government. These include the Federal National Mortgage Association (Fannie Mae), Federal Home Loan Mortgage Corporation (Freddie Mac), Federal Farm Credit Banks, Tennessee Valley Authority, and Federal Home Loan Bank.

• Mortgage-Backed and Other Asset-Backed Securities. Mortgage-backed securities are obligations representing an undivided interest in, or collateralized by, pools of mortgages. These obligations, in effect, “pass-through” the monthly interest and principal payments (including prepayments) made by the individual borrowers on the pooled mortgage loans to the holders of the securities. U.S. Government agency mortgage-backed issues include securities issued by GNMA, Fannie Mae and Freddie Mac. GNMA securities are guaranteed as to payment of principal and interest (but not as to price and yield) by the U.S. Government, while Fannie Mae and Freddie Mac securities are guaranteed only by the issuing agency. The Fixed Income Fund may also invest in corporate mortgage-backed securities or other asset-backed securities that have an investment grade rating. Asset-backed securities represent a group of assets that are combined or pooled for sale to investors and may be backed by receivables such as credit card, auto and student loans.

• U.S. corporate debt securities (obligations of a corporation to pay interest and repay principal). They include commercial paper, notes, bonds and debentures.

The Adviser’s primary focus is on individual security selection, rather than attempting to anticipate major interest rate moves. The Adviser uses a value-oriented buy discipline to identify securities that are believed to offer a yield advantage over others of similar quality or to exhibit stable or improving credit quality that may be unrecognized by other investors. Portfolio securities may be sold when price appreciation causes a security to lose its yield advantage, or when credit quality begins to deteriorate. In the event the rating of a fixed income security held by the Fixed Income Fund is reduced below investment grade, the Adviser is not required to sell the security, but will consider this event in its determination of whether the Fund should continue to hold such security.

To increase the Fixed Income Fund’s income potential, the Adviser may invest any amount it deems desirable in each of the various types of fixed income securities, and adjust the investment ratios from time to time, so long as the Fund remains diversified. There is no set average maturity for the portfolio. The Fixed Income Fund allocates its assets among different types of securities and maturities based upon the Adviser’s view of the relative value of each security or maturity. The Adviser may respond to changing market and other conditions by adjusting the type of securities held by the Fixed Income Fund and its average portfolio maturity. The Fixed Income Fund may invest in either fixed rate or variable rate debt securities.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FIXED INCOME FUND
Risk, Narrative	rr_RiskNarrativeTextBlock

All investments made by the Fixed Income Fund have some risk. There is no assurance that the Fixed Income Fund will achieve its investment objective. The Fixed Income Fund’s net asset value and total return will fluctuate based upon changes in the value of its portfolio securities. Upon redemption, an investment in the Fixed Income Fund may be worth less than its original cost. The Fixed Income Fund, by itself, does not provide a complete investment program.

Management Risk

Because the Fixed Income Fund is actively managed, it is subject to the risk that the investment strategies, techniques and risk analyses employed by the Adviser may not produce the desired results. Poor security selection and/or investments that have unfavorable portfolio maturities could cause the Fixed Income Fund’s return to be lower than anticipated. Current income may be significant or very little, depending upon the Adviser’s portfolio selections for the Fixed Income Fund.

Fixed Income Securities Risk

• Interest Rate Risk. When interest rates rise, bond prices generally fall and when interest rates fall, bond prices generally rise. In an environment of relatively low interest rates, the risk that fixed income prices may fall is potentially greater. Interest rate risk increases as average maturity increases. Interest rate increases can cause the price of a fixed income security to decline, resulting in a price decline for the Fixed Income Fund. Thus, when the Fixed Income Fund emphasizes securities with longer maturities, you are exposed to greater interest rate risk. All income-oriented securities, even those of highest quality, are subject to some degree of interest rate risk.

• Credit Risk. Credit risk is associated with a borrower’s ability to pay interest and principal when due. A borrower’s inability to make its payment obligations could result in a significant loss of income, causing the Fixed Income Fund’s price to decline. Credit risk increases as overall portfolio quality decreases. Thus, when the Fixed Income Fund invests in lower-quality securities, you are exposed to increased credit risk.

• Call Risk. Call risk for corporate bonds is the possibility that borrowers will prepay their debt prior to the scheduled maturity date, resulting in the probability of reinvesting the proceeds at lower interest rates. If interest rates decline when the Fixed Income Fund is emphasizing longer maturing securities, you are exposed to greater call risk because issuers of callable bonds are more likely to pay off their bonds before the maturity date. This may cause a reduction of income to the Fixed Income Fund.

• Liquidity Risk. Liquidity risk is the risk that a bond could not be sold at an advantageous time or price due to limited market demand. If a bond is downgraded or drops in price, or if adverse conditions exist within the bond market, the demand for a bond may be limited, making that bond difficult to sell.

In summary, but not inclusive of all possible risks, you could lose money on your investment in the Fixed Income Fund, or the Fund could underperform other investments, if any of the following occurs:

• Interest rates rise

• A borrower is unable to pay interest or principal when due

• The fixed income market becomes illiquid

• The stock market goes down

• The Adviser’s judgment as to the direction of interest rates or the attributes of the Fixed Income Fund’s securities proves to be mistaken

May Lose Money	rr_RiskLoseMoney	In summary, but not inclusive of all possible risks, you could lose money on your investment in the Fixed Income Fund, or the Fund could underperform other investments, if any of the following occurs:
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE SUMMARY
Performance, Narrative	rr_PerformanceNarrativeTextBlock

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance. The Fixed Income Fund is the successor to The Elite Income Fund (the “Predecessor Fund”), a mutual fund which has substantially similar investment objectives, strategies and policies. The performance provided in the bar chart and performance table that follow includes that of the Predecessor Fund for periods prior to September 28, 2012. For certain periods, performance has been positively impacted by expense reimbursements made by the investment adviser of the Predecessor Fund. How the Fixed Income Fund and the Predecessor Fund have performed in the past is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current to the most recent month end, is available by calling 1-888-CUTLER4 (1-888-288-5374).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Fixed Income Fund by showing the changes in the Fund’s performance from year to year for the last ten calendar years, and by showing how the Fund’s average annual total returns for 1, 5 and 10 years compare with those of a broad measure of market performance.
Performance, Availability by Phone	rr_PerformanceAvailabilityPhone	1-888-CUTLER4 (1-888-288-5374)
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	How the Fixed Income Fund and the Predecessor Fund have performed in the past is not necessarily an indication of how the Fund will perform in the future.
Bar Chart, Heading	rr_BarChartHeading	Annual Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock

The Fixed Income Fund’s 2013 year-to-date total return through September 30, 2013 is -1.92%.

During the periods shown in the bar chart, the highest quarterly return was 7.20% during the quarter ended June 30, 2009 and the lowest quarterly return was -2.21% during the quarter ended September 30, 2008.

Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2013
Year to Date Return	rr_BarChartYearToDateReturn	(1.92%)
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return Date	rr_BarChartHighestQuarterlyReturnDate	Jun. 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	7.20%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(2.21%)
Performance Table:	rr_PerformanceTableHeading	Average Annual Total Returns For Periods Ended December 31, 2012
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table Narrative	rr_PerformanceTableNarrativeTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

Cutler Fixed Income Fund | Barclays Intermediate U.S. Government/Credit Index (reflects no deduction for fees, expenses or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.89%
5 Years	rr_AverageAnnualReturnYear05	5.18%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Cutler Fixed Income Fund | Barclays Short-Term U.S. Government Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	0.51%
5 Years	rr_AverageAnnualReturnYear05	2.49%
10 Years	rr_AverageAnnualReturnYear10	2.84%
Cutler Fixed Income Fund | Cutler Fixed Income Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CALFX
Sales Charge (Load) Imposed on Purchases	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Redemption Fee	rr_RedemptionFee	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.50%
Service Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	1.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.54%
Expense Example, 1 YEAR	rr_ExpenseExampleYear01	157
Expense Example, 3 YEARS	rr_ExpenseExampleYear03	486
Expense Example, 5 YEARS	rr_ExpenseExampleYear05	839
Expense Example, 10 YEARS	rr_ExpenseExampleYear10	$ 1,834
2003	rr_AnnualReturn2003	4.55%
2004	rr_AnnualReturn2004	3.07%
2005	rr_AnnualReturn2005	0.52%
2006	rr_AnnualReturn2006	4.82%
2007	rr_AnnualReturn2007	3.64%
2008	rr_AnnualReturn2008	(0.86%)
2009	rr_AnnualReturn2009	17.21%
2010	rr_AnnualReturn2010	6.73%
2011	rr_AnnualReturn2011	4.84%
2012	rr_AnnualReturn2012	2.66%
1 Year	rr_AverageAnnualReturnYear01	2.66%
5 Years	rr_AverageAnnualReturnYear05	5.95%
10 Years	rr_AverageAnnualReturnYear10	4.62%
Cutler Fixed Income Fund | Cutler Fixed Income Fund Shares | - Return After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.62%
5 Years	rr_AverageAnnualReturnYear05	4.41%
10 Years	rr_AverageAnnualReturnYear10	3.02%
Cutler Fixed Income Fund | Cutler Fixed Income Fund Shares | - Return After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	1.76%
5 Years	rr_AverageAnnualReturnYear05	4.23%
10 Years	rr_AverageAnnualReturnYear10	3.02%